Shareholder Report	12 Months Ended
Dec. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	JOHN HANCOCK VARIABLE INSURANCE TRUST
Entity Central Index Key	0000756913
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2025
C000022588 [Member]
Shareholder Report [Line Items]
Fund Name	Managed Volatility Growth Portfolio
Class Name	Series NAV
Trading Symbol	JAIZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Managed Volatility Growth Portfolio (the fund) for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
Additional Information Phone Number	800-344-1029800-732-5543
Additional Information Website	dfinview.com/johnhancock?site=funds
Expenses [Text Block]
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Managed Volatility Growth Portfolio (Series NAV/JAIZX)	$14	0.13%

Expenses Paid, Amount	$ 14
Expense Ratio, Percent	0.13%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Managed Volatility Growth Portfolio (Series NAV/JAIZX) returned 10.89% for the year ended December 31, 2025. Global equity markets delivered strong performance in 2025, supported by easing inflation and improving earnings trends. Emerging markets led global performance, while developed market equities also posted solid gains. U.S. equities advanced but underperformed international markets as a weaker U.S. dollar and more attractive non U.S. valuations drove relative outperformance abroad. Market leadership remained concentrated in technology related and artificial intelligence-related sectors, though performance broadened somewhat later in the year as value tilted and international markets gained traction. Fixed income markets also performed well, supported by aggressive monetary easing and interest rate cuts, with global bonds and credit oriented sectors benefiting from the improved rate environment.
TOP PERFORMANCE CONTRIBUTORS
The fund’s equity allocation made the largest contribution | U.S. large-cap stocks were the leading contributors to absolute performance. International large cap equity and emerging markets equity stocks also contributed to performance.
Fixed income allocation | The fund's fixed income allocation to intermediate term bonds contributed to absolute return.
TOP PERFORMANCE DETRACTORS
No meaningful sector detractors | At a time where major U.S. stock markets were experiencing positive performance, there were no sectors that detracted from absolute performance.
Futures contracts | The fund's use of futures contracts to manage the volatility of returns and limit the magnitude of losses for the portfolio was a detractor to performance.
The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Managed Volatility Growth Portfolio (Series NAV/JAIZX)	10.89%	6.32%	6.28%
S&P 500 Index	17.88%	14.42%	14.82%
Morningstar U.S. Moderately Aggressive Target Allocation Index	17.72%	9.40%	10.51%
30% Bloomberg U.S. Aggregate Bond Index/ 21% MSCI EAFE Index/ 49% Russell 3000 Index	17.07%	8.27%	9.47%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 5,240,883,343
Holdings Count | Holding	26
Advisory Fees Paid, Amount	$ 4,890,004
Investment Company Portfolio Turnover	20.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$5,240,883,343
Total number of portfolio holdings	26
Total advisory fees paid (net)	$4,890,004
Portfolio turnover rate	20%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	97.3%
Equity	69.3%
Large blend	30.3%
U.S. large cap	18.0%
Emerging-market equity	6.3%
U.S. mid cap	5.9%
International equity	4.8%
U.S. small cap	4.0%
Fixed income	28.0%
Intermediate bond	28.0%
Short-term investments and other	2.7%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

C000022590 [Member]
Shareholder Report [Line Items]
Fund Name	Managed Volatility Growth Portfolio
Class Name	Series I
Trading Symbol	JAJAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Managed Volatility Growth Portfolio (the fund) for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
Additional Information Phone Number	800-344-1029800-732-5543
Additional Information Website	dfinview.com/johnhancock?site=funds
Expenses [Text Block]
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Managed Volatility Growth Portfolio (Series II/JAJAX)	$40	0.38%

Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.38%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Managed Volatility Growth Portfolio (Series II/JAJAX) returned 10.57% for the year ended December 31, 2025. Global equity markets delivered strong performance in 2025, supported by easing inflation and improving earnings trends. Emerging markets led global performance, while developed market equities also posted solid gains. U.S. equities advanced but underperformed international markets as a weaker U.S. dollar and more attractive non U.S. valuations drove relative outperformance abroad. Market leadership remained concentrated in technology related and artificial intelligence-related sectors, though performance broadened somewhat later in the year as value tilted and international markets gained traction. Fixed income markets also performed well, supported by aggressive monetary easing and interest rate cuts, with global bonds and credit oriented sectors benefiting from the improved rate environment.
TOP PERFORMANCE CONTRIBUTORS
The fund’s equity allocation made the largest contribution | U.S. large-cap stocks were the leading contributors to absolute performance. International large cap equity and emerging markets equity stocks also contributed to performance.
Fixed income allocation | The fund's fixed income allocation to intermediate term bonds contributed to absolute return.
TOP PERFORMANCE DETRACTORS
No meaningful sector detractors | At a time where major U.S. stock markets were experiencing positive performance, there were no sectors that detracted from absolute performance.
Futures contracts | The fund's use of futures contracts to manage the volatility of returns and limit the magnitude of losses for the portfolio was a detractor to performance.
The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Managed Volatility Growth Portfolio (Series II/JAJAX)	10.57%	6.05%	6.02%
S&P 500 Index	17.88%	14.42%	14.82%
Morningstar U.S. Moderately Aggressive Target Allocation Index	17.72%	9.40%	10.51%
30% Bloomberg U.S. Aggregate Bond Index/ 21% MSCI EAFE Index/ 49% Russell 3000 Index	17.07%	8.27%	9.47%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 5,240,883,343
Holdings Count | Holding	26
Advisory Fees Paid, Amount	$ 4,890,004
Investment Company Portfolio Turnover	20.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$5,240,883,343
Total number of portfolio holdings	26
Total advisory fees paid (net)	$4,890,004
Portfolio turnover rate	20%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	97.3%
Equity	69.3%
Large blend	30.3%
U.S. large cap	18.0%
Emerging-market equity	6.3%
U.S. mid cap	5.9%
International equity	4.8%
U.S. small cap	4.0%
Fixed income	28.0%
Intermediate bond	28.0%
Short-term investments and other	2.7%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

C000022589 [Member]
Shareholder Report [Line Items]
Fund Name	Managed Volatility Growth Portfolio
Class Name	Series I
Trading Symbol	JELGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Managed Volatility Growth Portfolio (the fund) for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
Additional Information Phone Number	800-344-1029800-732-5543
Additional Information Website	dfinview.com/johnhancock?site=funds
Expenses [Text Block]
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Managed Volatility Growth Portfolio (Series I/JELGX)	$19	0.18%

Expenses Paid, Amount	$ 19
Expense Ratio, Percent	0.18%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Managed Volatility Growth Portfolio (Series I/JELGX) returned 10.82% for the year ended December 31, 2025. Global equity markets delivered strong performance in 2025, supported by easing inflation and improving earnings trends. Emerging markets led global performance, while developed market equities also posted solid gains. U.S. equities advanced but underperformed international markets as a weaker U.S. dollar and more attractive non U.S. valuations drove relative outperformance abroad. Market leadership remained concentrated in technology related and artificial intelligence-related sectors, though performance broadened somewhat later in the year as value tilted and international markets gained traction. Fixed income markets also performed well, supported by aggressive monetary easing and interest rate cuts, with global bonds and credit oriented sectors benefiting from the improved rate environment.
TOP PERFORMANCE CONTRIBUTORS
The fund’s equity allocation made the largest contribution | U.S. large-cap stocks were the leading contributors to absolute performance. International large cap equity and emerging markets equity stocks also contributed to performance.
Fixed income allocation | The fund's fixed income allocation to intermediate term bonds contributed to absolute return.
TOP PERFORMANCE DETRACTORS
No meaningful sector detractors | At a time where major U.S. stock markets were experiencing positive performance, there were no sectors that detracted from absolute performance.
Futures contracts | The fund's use of futures contracts to manage the volatility of returns and limit the magnitude of losses for the portfolio was a detractor to performance.
The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Managed Volatility Growth Portfolio (Series I/JELGX)	10.82%	6.26%	6.22%
S&P 500 Index	17.88%	14.42%	14.82%
Morningstar U.S. Moderately Aggressive Target Allocation Index	17.72%	9.40%	10.51%
30% Bloomberg U.S. Aggregate Bond Index/ 21% MSCI EAFE Index/ 49% Russell 3000 Index	17.07%	8.27%	9.47%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 5,240,883,343
Holdings Count | Holding	26
Advisory Fees Paid, Amount	$ 4,890,004
Investment Company Portfolio Turnover	20.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$5,240,883,343
Total number of portfolio holdings	26
Total advisory fees paid (net)	$4,890,004
Portfolio turnover rate	20%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	97.3%
Equity	69.3%
Large blend	30.3%
U.S. large cap	18.0%
Emerging-market equity	6.3%
U.S. mid cap	5.9%
International equity	4.8%
U.S. small cap	4.0%
Fixed income	28.0%
Intermediate bond	28.0%
Short-term investments and other	2.7%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

C000022594 [Member]
Shareholder Report [Line Items]
Fund Name	Managed Volatility Balanced Portfolio
Class Name	Series I
Trading Symbol	JELBX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Managed Volatility Balanced Portfolio (the fund) for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
Additional Information Phone Number	800-344-1029800-732-5543
Additional Information Website	dfinview.com/johnhancock?site=funds
Expenses [Text Block]
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Managed Volatility Balanced Portfolio (Series I/JELBX)	$18	0.17%

Expenses Paid, Amount	$ 18
Expense Ratio, Percent	0.17%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Managed Volatility Balanced Portfolio (Series I/JELBX) returned 9.72% for the year ended December 31, 2025. Global equity markets delivered strong performance in 2025, supported by easing inflation and improving earnings trends. Emerging markets led global performance, while developed market equities also posted solid gains. U.S. equities advanced but underperformed international markets as a weaker U.S. dollar and more attractive non U.S. valuations drove relative outperformance abroad. Market leadership remained concentrated in technology related and artificial intelligence-related sectors, though performance broadened somewhat later in the year as value tilted and international markets gained traction. Fixed income markets also performed well, supported by aggressive monetary easing and interest rate cuts, with global bonds and credit oriented sectors benefiting from the improved rate environment.
TOP PERFORMANCE CONTRIBUTORS
The fund’s equity allocation made the largest contribution | U.S. large-cap stocks were the leading contributors to absolute performance.
Fixed income allocation | The fund's fixed income allocation to intermediate term bonds contributed to absolute return.
TOP PERFORMANCE DETRACTORS
No meaningful sector detractors | At a time where major U.S. stock markets were experiencing positive performance, there were no sectors that detracted from absolute performance.
Futures contracts | The fund's use of futures contracts to manage the volatility of returns and limit the magnitude of losses for the portfolio was a detractor to performance.
The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Managed Volatility Balanced Portfolio (Series I/JELBX)	9.72%	4.61%	5.52%
S&P 500 Index	17.88%	14.42%	14.82%
Morningstar U.S. Moderate Target Allocation Index	14.60%	7.54%	8.88%
50% Bloomberg U.S. Aggregate Bond Index/ 15% MSCI EAFE Index/ 35% Russell 3000 Index	14.25%	5.80%	7.39%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 3,876,877,947
Holdings Count | Holding	26
Advisory Fees Paid, Amount	$ 3,437,789
Investment Company Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$3,876,877,947
Total number of portfolio holdings	26
Total advisory fees paid (net)	$3,437,789
Portfolio turnover rate	16%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	98.3%
Equity	49.6%
Large blend	21.7%
U.S. large cap	14.8%
Emerging-market equity	4.1%
U.S. mid cap	3.8%
U.S. small cap	2.8%
International equity	2.4%
Fixed income	48.7%
Intermediate bond	48.7%
Short-term investments and other	1.7%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

C000022595 [Member]
Shareholder Report [Line Items]
Fund Name	Managed Volatility Balanced Portfolio
Class Name	Series II
Trading Symbol	JAJRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Managed Volatility Balanced Portfolio (the fund) for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
Additional Information Phone Number	800-344-1029800-732-5543
Additional Information Website	dfinview.com/johnhancock?site=funds
Expenses [Text Block]
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Managed Volatility Balanced Portfolio (Series II/JAJRX)	$39	0.37%

Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.37%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Managed Volatility Balanced Portfolio (Series II/JAJRX) returned 9.51% for the year ended December 31, 2025. Global equity markets delivered strong performance in 2025, supported by easing inflation and improving earnings trends. Emerging markets led global performance, while developed market equities also posted solid gains. U.S. equities advanced but underperformed international markets as a weaker U.S. dollar and more attractive non U.S. valuations drove relative outperformance abroad. Market leadership remained concentrated in technology related and artificial intelligence-related sectors, though performance broadened somewhat later in the year as value tilted and international markets gained traction. Fixed income markets also performed well, supported by aggressive monetary easing and interest rate cuts, with global bonds and credit oriented sectors benefiting from the improved rate environment.
TOP PERFORMANCE CONTRIBUTORS
The fund’s equity allocation made the largest contribution | U.S. large-cap stocks were the leading contributors to absolute performance.
Fixed income allocation | The fund's fixed income allocation to intermediate term bonds contributed to absolute return.
TOP PERFORMANCE DETRACTORS
No meaningful sector detractors | At a time where major U.S. stock markets were experiencing positive performance, there were no sectors that detracted from absolute performance.
Futures contracts | The fund's use of futures contracts to manage the volatility of returns and limit the magnitude of losses for the portfolio was a detractor to performance.
The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Managed Volatility Balanced Portfolio (Series II/JAJRX)	9.51%	4.41%	5.31%
S&P 500 Index	17.88%	14.42%	14.82%
Morningstar U.S. Moderate Target Allocation Index	14.60%	7.54%	8.88%
50% Bloomberg U.S. Aggregate Bond Index/ 15% MSCI EAFE Index/ 35% Russell 3000 Index	14.25%	5.80%	7.39%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 3,876,877,947
Holdings Count | Holding	26
Advisory Fees Paid, Amount	$ 3,437,789
Investment Company Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$3,876,877,947
Total number of portfolio holdings	26
Total advisory fees paid (net)	$3,437,789
Portfolio turnover rate	16%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	98.3%
Equity	49.6%
Large blend	21.7%
U.S. large cap	14.8%
Emerging-market equity	4.1%
U.S. mid cap	3.8%
U.S. small cap	2.8%
International equity	2.4%
Fixed income	48.7%
Intermediate bond	48.7%
Short-term investments and other	1.7%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

C000022593 [Member]
Shareholder Report [Line Items]
Fund Name	Managed Volatility Balanced Portfolio
Class Name	Series NAV
Trading Symbol	JAIYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Managed Volatility Balanced Portfolio (the fund) for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
Additional Information Phone Number	800-344-1029800-732-5543
Additional Information Website	dfinview.com/johnhancock?site=funds
Expenses [Text Block]
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Managed Volatility Balanced Portfolio (Series NAV/JAIYX)	$13	0.12%

Expenses Paid, Amount	$ 13
Expense Ratio, Percent	0.12%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Managed Volatility Balanced Portfolio (Series NAV/JAIYX) returned 9.87% for the year ended December 31, 2025. Global equity markets delivered strong performance in 2025, supported by easing inflation and improving earnings trends. Emerging markets led global performance, while developed market equities also posted solid gains. U.S. equities advanced but underperformed international markets as a weaker U.S. dollar and more attractive non U.S. valuations drove relative outperformance abroad. Market leadership remained concentrated in technology related and artificial intelligence-related sectors, though performance broadened somewhat later in the year as value tilted and international markets gained traction. Fixed income markets also performed well, supported by aggressive monetary easing and interest rate cuts, with global bonds and credit oriented sectors benefiting from the improved rate environment.
TOP PERFORMANCE CONTRIBUTORS
The fund’s equity allocation made the largest contribution | U.S. large-cap stocks were the leading contributors to absolute performance.
Fixed income allocation | The fund's fixed income allocation to intermediate term bonds contributed to absolute return.
TOP PERFORMANCE DETRACTORS
No meaningful sector detractors | At a time where major U.S. stock markets were experiencing positive performance, there were no sectors that detracted from absolute performance.
Futures contracts | The fund's use of futures contracts to manage the volatility of returns and limit the magnitude of losses for the portfolio was a detractor to performance.
The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Managed Volatility Balanced Portfolio (Series NAV/JAIYX)	9.87%	4.69%	5.58%
S&P 500 Index	17.88%	14.42%	14.82%
Morningstar U.S. Moderate Target Allocation Index	14.60%	7.54%	8.88%
50% Bloomberg U.S. Aggregate Bond Index/ 15% MSCI EAFE Index/ 35% Russell 3000 Index	14.25%	5.80%	7.39%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 3,876,877,947
Holdings Count | Holding	26
Advisory Fees Paid, Amount	$ 3,437,789
Investment Company Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$3,876,877,947
Total number of portfolio holdings	26
Total advisory fees paid (net)	$3,437,789
Portfolio turnover rate	16%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	98.3%
Equity	49.6%
Large blend	21.7%
U.S. large cap	14.8%
Emerging-market equity	4.1%
U.S. mid cap	3.8%
U.S. small cap	2.8%
International equity	2.4%
Fixed income	48.7%
Intermediate bond	48.7%
Short-term investments and other	1.7%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

C000022598 [Member]
Shareholder Report [Line Items]
Fund Name	Managed Volatility Moderate Portfolio
Class Name	Series NAV
Trading Symbol	JAIVX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Managed Volatility Moderate Portfolio (the fund) for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
Additional Information Phone Number	800-344-1029800-732-5543
Additional Information Website	dfinview.com/johnhancock?site=funds
Expenses [Text Block]
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Managed Volatility Moderate Portfolio (Series NAV/JAIVX)	$13	0.12%

Expenses Paid, Amount	$ 13
Expense Ratio, Percent	0.12%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Managed Volatility Moderate Portfolio (Series NAV/JAIVX) returned 9.34% for the year ended December 31, 2025. Global equity markets delivered strong performance in 2025, supported by easing inflation and improving earnings trends. Emerging markets led global performance, while developed market equities also posted solid gains. U.S. equities advanced but underperformed international markets as a weaker U.S. dollar and more attractive non U.S. valuations drove relative outperformance abroad. Market leadership remained concentrated in technology related and artificial intelligence-related sectors, though performance broadened somewhat later in the year as value tilted and international markets gained traction. Fixed income markets also performed well, supported by aggressive monetary easing and interest rate cuts, with global bonds and credit oriented sectors benefiting from the improved rate environment.
TOP PERFORMANCE CONTRIBUTORS
The fund’s equity allocation made the largest contribution | U.S. large-cap stocks were the leading contributors to absolute performance.
Fixed income allocation | The fund's fixed income allocation to intermediate term bonds also contributed to absolute return.
TOP PERFORMANCE DETRACTORS
No meaningful sector detractors | At a time where major U.S. stock markets were experiencing positive performance, there were no sectors that detracted from absolute performance.
Futures contracts | The fund's use of futures contracts to manage the volatility of returns and limit the magnitude of losses for the portfolio was a detractor to performance.
The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Managed Volatility Moderate Portfolio (Series NAV/JAIVX)	9.34%	3.78%	5.11%
Bloomberg U.S. Aggregate Bond Index	7.30%	(0.36)%	2.01%
Morningstar U.S. Moderately Conservative Target Allocation Index	12.35%	5.00%	6.53%
60% Bloomberg U.S. Aggregate Bond Index/ 12% MSCI EAFE Index/ 28% Russell 3000 Index	12.84%	4.56%	6.33%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 986,149,072
Holdings Count | Holding	26
Advisory Fees Paid, Amount	$ 840,831
Investment Company Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$986,149,072
Total number of portfolio holdings	26
Total advisory fees paid (net)	$840,831
Portfolio turnover rate	16%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	98.7%
Equity	39.9%
Large blend	18.0%
U.S. large cap	13.3%
Emerging-market equity	2.9%
U.S. mid cap	2.8%
U.S. small cap	1.9%
International equity	1.0%
Fixed income	58.8%
Intermediate bond	58.8%
Short-term investments and other	1.3%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

C000022600 [Member]
Shareholder Report [Line Items]
Fund Name	Managed Volatility Moderate Portfolio
Class Name	Series II
Trading Symbol	JAIWX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Managed Volatility Moderate Portfolio (the fund) for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
Additional Information Phone Number	800-344-1029800-732-5543
Additional Information Website	dfinview.com/johnhancock?site=funds
Expenses [Text Block]
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Managed Volatility Moderate Portfolio (Series II/JAIWX)	$39	0.37%

Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.37%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Managed Volatility Moderate Portfolio (Series II/JAIWX) returned 9.06% for the year ended December 31, 2025. Global equity markets delivered strong performance in 2025, supported by easing inflation and improving earnings trends. Emerging markets led global performance, while developed market equities also posted solid gains. U.S. equities advanced but underperformed international markets as a weaker U.S. dollar and more attractive non U.S. valuations drove relative outperformance abroad. Market leadership remained concentrated in technology related and artificial intelligence-related sectors, though performance broadened somewhat later in the year as value tilted and international markets gained traction. Fixed income markets also performed well, supported by aggressive monetary easing and interest rate cuts, with global bonds and credit oriented sectors benefiting from the improved rate environment.
TOP PERFORMANCE CONTRIBUTORS
The fund’s equity allocation made the largest contribution | U.S. large-cap stocks were the leading contributors to absolute performance.
Fixed income allocation | The fund's fixed income allocation to intermediate term bonds also contributed to absolute return.
TOP PERFORMANCE DETRACTORS
No meaningful sector detractors | At a time where major U.S. stock markets were experiencing positive performance, there were no sectors that detracted from absolute performance.
Futures contracts | The fund's use of futures contracts to manage the volatility of returns and limit the magnitude of losses for the portfolio was a detractor to performance.
The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Managed Volatility Moderate Portfolio (Series II/JAIWX)	9.06%	3.53%	4.85%
Bloomberg U.S. Aggregate Bond Index	7.30%	(0.36)%	2.01%
Morningstar U.S. Moderately Conservative Target Allocation Index	12.35%	5.00%	6.53%
60% Bloomberg U.S. Aggregate Bond Index/ 12% MSCI EAFE Index/ 28% Russell 3000 Index	12.84%	4.56%	6.33%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 986,149,072
Holdings Count | Holding	26
Advisory Fees Paid, Amount	$ 840,831
Investment Company Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$986,149,072
Total number of portfolio holdings	26
Total advisory fees paid (net)	$840,831
Portfolio turnover rate	16%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	98.7%
Equity	39.9%
Large blend	18.0%
U.S. large cap	13.3%
Emerging-market equity	2.9%
U.S. mid cap	2.8%
U.S. small cap	1.9%
International equity	1.0%
Fixed income	58.8%
Intermediate bond	58.8%
Short-term investments and other	1.3%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

C000022599 [Member]
Shareholder Report [Line Items]
Fund Name	Managed Volatility Moderate Portfolio
Class Name	Series I
Trading Symbol	JELMX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Managed Volatility Moderate Portfolio (the fund) for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
Additional Information Phone Number	800-344-1029800-732-5543
Additional Information Website	dfinview.com/johnhancock?site=funds
Expenses [Text Block]
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Managed Volatility Moderate Portfolio (Series I/JELMX)	$18	0.17%

Expenses Paid, Amount	$ 18
Expense Ratio, Percent	0.17%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Managed Volatility Moderate Portfolio (Series I/JELMX) returned 9.25% for the year ended December 31, 2025. Global equity markets delivered strong performance in 2025, supported by easing inflation and improving earnings trends. Emerging markets led global performance, while developed market equities also posted solid gains. U.S. equities advanced but underperformed international markets as a weaker U.S. dollar and more attractive non U.S. valuations drove relative outperformance abroad. Market leadership remained concentrated in technology related and artificial intelligence-related sectors, though performance broadened somewhat later in the year as value tilted and international markets gained traction. Fixed income markets also performed well, supported by aggressive monetary easing and interest rate cuts, with global bonds and credit oriented sectors benefiting from the improved rate environment.
TOP PERFORMANCE CONTRIBUTORS
The fund’s equity allocation made the largest contribution | U.S. large-cap stocks were the leading contributors to absolute performance.
Fixed income allocation | The fund's fixed income allocation to intermediate term bonds also contributed to absolute return.
TOP PERFORMANCE DETRACTORS
No meaningful sector detractors | At a time where major U.S. stock markets were experiencing positive performance, there were no sectors that detracted from absolute performance.
Futures contracts | The fund's use of futures contracts to manage the volatility of returns and limit the magnitude of losses for the portfolio was a detractor to performance.
The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Managed Volatility Moderate Portfolio (Series I/JELMX)	9.25%	3.73%	5.06%
Bloomberg U.S. Aggregate Bond Index	7.30%	(0.36)%	2.01%
Morningstar U.S. Moderately Conservative Target Allocation Index	12.35%	5.00%	6.53%
60% Bloomberg U.S. Aggregate Bond Index/ 12% MSCI EAFE Index/ 28% Russell 3000 Index	12.84%	4.56%	6.33%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 986,149,072
Holdings Count | Holding	26
Advisory Fees Paid, Amount	$ 840,831
Investment Company Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$986,149,072
Total number of portfolio holdings	26
Total advisory fees paid (net)	$840,831
Portfolio turnover rate	16%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	98.7%
Equity	39.9%
Large blend	18.0%
U.S. large cap	13.3%
Emerging-market equity	2.9%
U.S. mid cap	2.8%
U.S. small cap	1.9%
International equity	1.0%
Fixed income	58.8%
Intermediate bond	58.8%
Short-term investments and other	1.3%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

C000022604 [Member]
Shareholder Report [Line Items]
Fund Name	Managed Volatility Conservative Portfolio
Class Name	Series I
Trading Symbol	JELCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Managed Volatility Conservative Portfolio (the fund) for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
Additional Information Phone Number	800-344-1029800-732-5543
Additional Information Website	dfinview.com/johnhancock?site=funds
Expenses [Text Block]
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Managed Volatility Conservative Portfolio (Series I/JELCX)	$20	0.19%

Expenses Paid, Amount	$ 20
Expense Ratio, Percent	0.19%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Managed Volatility Conservative Portfolio (Series I/JELCX) returned 8.84% for the year ended December 31, 2025. Global equity markets delivered strong performance in 2025, supported by easing inflation and improving earnings trends. Emerging markets led global performance, while developed market equities also posted solid gains. U.S. equities advanced but underperformed international markets as a weaker U.S. dollar and more attractive non U.S. valuations drove relative outperformance abroad. Market leadership remained concentrated in technology related and artificial intelligence-related sectors, though performance broadened somewhat later in the year as value tilted and international markets gained traction. Fixed income markets also performed well, supported by aggressive monetary easing and interest rate cuts, with global bonds and credit oriented sectors benefiting from the improved rate environment.
TOP PERFORMANCE CONTRIBUTORS
The fund’s fixed income allocation made the largest contribution | Intermediate term bonds were the leading contributors to absolute performance.
Equity allocation | The fund's equity allocation to U.S. large-cap stocks also contributed to absolute return.
TOP PERFORMANCE DETRACTORS
No meaningful sector detractors | At a time where major U.S. stock markets were experiencing positive performance, there were no sectors that detracted from absolute performance.
Futures contracts | The fund's use of futures contracts to manage the volatility of returns and limit the magnitude of losses for the portfolio was a detractor to performance.
The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Managed Volatility Conservative Portfolio (Series I/JELCX)	8.84%	0.95%	3.09%
Bloomberg U.S. Aggregate Bond Index	7.30%	(0.36)%	2.01%
Morningstar U.S. Conservative Target Allocation Index	9.61%	2.99%	4.67%
80% Bloomberg U.S. Aggregate Bond Index/ 6% MSCI EAFE Index/ 14% Russell 3000 Index	10.06%	2.10%	4.19%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 467,050,320
Holdings Count | Holding	22
Advisory Fees Paid, Amount	$ 423,778
Investment Company Portfolio Turnover	11.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$467,050,320
Total number of portfolio holdings	22
Total advisory fees paid (net)	$423,778
Portfolio turnover rate	11%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	98.9%
Equity	19.9%
Large blend	9.1%
U.S. large cap	7.1%
U.S. mid cap	1.4%
Emerging-market equity	1.3%
U.S. small cap	1.0%
Fixed income	79.0%
Intermediate bond	79.0%
Short-term investments and other	1.1%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

C000022605 [Member]
Shareholder Report [Line Items]
Fund Name	Managed Volatility Conservative Portfolio
Class Name	Series II
Trading Symbol	JAISX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Managed Volatility Conservative Portfolio (the fund) for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
Additional Information Phone Number	800-344-1029800-732-5543
Additional Information Website	dfinview.com/johnhancock?site=funds
Expenses [Text Block]
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Managed Volatility Conservative Portfolio (Series II/JAISX)	$41	0.39%

Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.39%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Managed Volatility Conservative Portfolio (Series II/JAISX) returned 8.63% for the year ended December 31, 2025. Global equity markets delivered strong performance in 2025, supported by easing inflation and improving earnings trends. Emerging markets led global performance, while developed market equities also posted solid gains. U.S. equities advanced but underperformed international markets as a weaker U.S. dollar and more attractive non U.S. valuations drove relative outperformance abroad. Market leadership remained concentrated in technology related and artificial intelligence-related sectors, though performance broadened somewhat later in the year as value tilted and international markets gained traction. Fixed income markets also performed well, supported by aggressive monetary easing and interest rate cuts, with global bonds and credit oriented sectors benefiting from the improved rate environment.
TOP PERFORMANCE CONTRIBUTORS
The fund’s fixed income allocation made the largest contribution | Intermediate term bonds were the leading contributors to absolute performance.
Equity allocation | The fund's equity allocation to U.S. large-cap stocks also contributed to absolute return.
TOP PERFORMANCE DETRACTORS
No meaningful sector detractors | At a time where major U.S. stock markets were experiencing positive performance, there were no sectors that detracted from absolute performance.
Futures contracts | The fund's use of futures contracts to manage the volatility of returns and limit the magnitude of losses for the portfolio was a detractor to performance.
The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Managed Volatility Conservative Portfolio (Series II/JAISX)	8.63%	0.76%	2.89%
Bloomberg U.S. Aggregate Bond Index	7.30%	(0.36)%	2.01%
Morningstar U.S. Conservative Target Allocation Index	9.61%	2.99%	4.67%
80% Bloomberg U.S. Aggregate Bond Index/ 6% MSCI EAFE Index/ 14% Russell 3000 Index	10.06%	2.10%	4.19%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 467,050,320
Holdings Count | Holding	22
Advisory Fees Paid, Amount	$ 423,778
Investment Company Portfolio Turnover	11.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$467,050,320
Total number of portfolio holdings	22
Total advisory fees paid (net)	$423,778
Portfolio turnover rate	11%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	98.9%
Equity	19.9%
Large blend	9.1%
U.S. large cap	7.1%
U.S. mid cap	1.4%
Emerging-market equity	1.3%
U.S. small cap	1.0%
Fixed income	79.0%
Intermediate bond	79.0%
Short-term investments and other	1.1%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

C000022603 [Member]
Shareholder Report [Line Items]
Fund Name	Managed Volatility Conservative Portfolio
Class Name	Series NAV
Trading Symbol	JAIUX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Managed Volatility Conservative Portfolio (the fund) for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at dfinview.com/johnhancock?site=funds. You can also request this information by contacting us at 800-344-1029 for John Hancock Variable Annuities and 800-732-5543 for John Hancock Variable Life Insurance.
Additional Information Phone Number	800-344-1029800-732-5543
Additional Information Website	dfinview.com/johnhancock?site=funds
Expenses [Text Block]
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Managed Volatility Conservative Portfolio (Series NAV/JAIUX)	$15	0.14%

Expenses Paid, Amount	$ 15
Expense Ratio, Percent	0.14%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Managed Volatility Conservative Portfolio (Series NAV/JAIUX) returned 8.91% for the year ended December 31, 2025. Global equity markets delivered strong performance in 2025, supported by easing inflation and improving earnings trends. Emerging markets led global performance, while developed market equities also posted solid gains. U.S. equities advanced but underperformed international markets as a weaker U.S. dollar and more attractive non U.S. valuations drove relative outperformance abroad. Market leadership remained concentrated in technology related and artificial intelligence-related sectors, though performance broadened somewhat later in the year as value tilted and international markets gained traction. Fixed income markets also performed well, supported by aggressive monetary easing and interest rate cuts, with global bonds and credit oriented sectors benefiting from the improved rate environment.
TOP PERFORMANCE CONTRIBUTORS
The fund’s fixed income allocation made the largest contribution | Intermediate term bonds were the leading contributors to absolute performance.
Equity allocation | The fund's equity allocation to U.S. large-cap stocks also contributed to absolute return.
TOP PERFORMANCE DETRACTORS
No meaningful sector detractors | At a time where major U.S. stock markets were experiencing positive performance, there were no sectors that detracted from absolute performance.
Futures contracts | The fund's use of futures contracts to manage the volatility of returns and limit the magnitude of losses for the portfolio was a detractor to performance.
The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Managed Volatility Conservative Portfolio (Series NAV/JAIUX)	8.91%	1.00%	3.14%
Bloomberg U.S. Aggregate Bond Index	7.30%	(0.36)%	2.01%
Morningstar U.S. Conservative Target Allocation Index	9.61%	2.99%	4.67%
80% Bloomberg U.S. Aggregate Bond Index/ 6% MSCI EAFE Index/ 14% Russell 3000 Index	10.06%	2.10%	4.19%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 467,050,320
Holdings Count | Holding	22
Advisory Fees Paid, Amount	$ 423,778
Investment Company Portfolio Turnover	11.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$467,050,320
Total number of portfolio holdings	22
Total advisory fees paid (net)	$423,778
Portfolio turnover rate	11%

Holdings [Text Block]
Graphical Representation of Holdings
The table below shows the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Asset Allocation
Affiliated investment companies	98.9%
Equity	19.9%
Large blend	9.1%
U.S. large cap	7.1%
U.S. mid cap	1.4%
Emerging-market equity	1.3%
U.S. small cap	1.0%
Fixed income	79.0%
Intermediate bond	79.0%
Short-term investments and other	1.1%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.